11. RELATED-PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
RELATED-PARTY TRANSACTIONS

For the years ended December 31, 2018 and 2017, we paid rent of $120,000 and $95,000, respectively, to a company controlled by our chief executive officer under an operating lease agreement.

On January 18, 2018, Jeremy P. Feakins & Associates, LLC, an investment entity owned by our chief executive, chief financial officer, and a director, agreed to extend the due date for repayment of a $2,265,000 note issued in 2014 to the earlier of December 31, 2018, or the date of the financial closings of our Baha Mar project (or any other project of $25 million or more), whichever occurs first. On August 15, 2017, principal of $618,500 and accrued interest of $207,731 were converted to 826,231 shares at $1.00 per share, which was ratified by a disinterested majority of the board of directors. The conversion was recorded at historical cost due to the related-party nature of the transaction. For the year ended December 31, 2018, we repaid $35,000. As of December 31, 2018, the note balance was $1,102,500 and the accrued interest was $511,818. This note is in default.

During the year ended December 31, 2017, we made a repayment of note payable to a related party in the amount of $64,432.

On March 9, 2017, we issued a promissory note payable of $200,000 to a related party in which our chief executive officer is an officer and director. The note bears interest of 10% and is due and payable within 90 days after demand. During the year ended December 31, 2017, we received an additional $2,000 and repaid $25,000. The outstanding balance was $177,000 and accrued interest was $32,851 as of December 31, 2018.

On May 8, 2017, JPF Venture Group. Inc., an investment entity that is majority-owned by Jeremy Feakins, our director, chief executive officer, and chief financial officer transferred 148,558 shares of common stock for $111,440 to us to fulfill an over commitment of "D'" warrants.

On June 5, 2017, a note holder and a shareholder elected to convert a $25,000 convertible note payable for 1,806,298 shares of common stock ($0.014 per share).

On September 8, 2017, JPF Venture Group, Inc., an investment entity that is majority-owned by our director, chief executive officer, and chief financial officer elected to convert $50,000 in notes payable for 3,612,596 shares of common stock at a conversion rate of $0.014 per share. In addition, accrued interest in the amount of $6,342 was converted to 458,198 shares.

On November 6, 2017, we entered into an agreement and promissory note with JPF Venture Group, Inc. to loan up to $2,000,000 to us. The terms of the note are as follows: (i) interest is payable at 10% per annum; (ii) all unpaid principal and all accrued and unpaid interest is due and payable at the earliest of resolution of the Memphis litigation (as defined therein), December 31, 2018, or when we are otherwise able to pay. As of December 31, 2018, the outstanding balance was $612,093 and the accrued interest was $80,568. For the year ended December 31, 2018 and 2017, we repaid $29,474 and $39,432, respectively. On September 30, 2018, the note was amended to extend the maturity date to the earliest of a resolution of the Memphis litigation, December 31, 2018, or when we are otherwise able to pay. This note is in default.

On November 8, 2017, Jeremy P. Feakins & Associates. LLC, an investment entity that is majority-owned by Jeremy Feakins, our director, chief executive officer and chief financial officer, a Series B note holder, elected to convert $50,000 in notes payable for 50,000 shares of common stock at a conversion rate of $1.00. In addition it converted accrued interest in the amount of $16,263 for 16,263 shares.

We remain liable for the loans made to us by JPF Venture Group, Inc. before the 2017 Merger. As of December 31, 2018, the outstanding balance of these loans was $581,880 and the accrued interest was $125,381. All of these notes are in default.

In December 2018, Jeremy P. Feakins, our chief executive officer, made two advances to us totaling $4,600. The total amount was repaid on January 23, 2019.

For the year ended December 31, 2018, we sold 240,840 shares of common stock for $10,000 in cash to our chief executive officer and an independent director.

On October 20, 2016, we borrowed $12,500 from an independent director pursuant to a promissory note. The terms of the note are as follows: (i) interest is payable at 6% per annum; (ii) the note is payable 90 days after demand; and (iii) the payee is authorized to convert part or all of the note balance and accrued interest, if any, into shares of our common stock at the rate of one share for each $0.03 of principal amount of the note. This conversion share price was adjusted to $0.01384 for the reverse stock splits. As of December 31, 2018, the outstanding balance was $12,500, plus accrued interest of $1,754.